Lease	12 Months Ended
Jun. 30, 2026
Lease [Abstract]
LEASE

NOTE 8 – LEASE

The Company has operating leases as the lessee for certain offices.

The Company’s lease agreements include lease payments that are fixed, do not contain material residual value guarantees or variable lease payments. The leases have remaining lease terms of up to three years without option to extend the lease. The Company’s leases do not contain restrictions or covenants that restrict the Company from incurring other financial obligations. The Company’s lease agreements may contain lease and non-lease components. Non-lease components primarily include payments for property management fee. Consideration for lease and non-lease components are allocated on a relative standalone selling price basis.

The operating lease cost was $2,388,397 and $2,166,911 for the years ended June 30, 2026 and 2025, respectively.

	As of and for the year ended June 30,
	2026	2025
Other information
Cash paid for operating leases	2,547,358	2,122,665
ROU assets obtained in exchange for new operating lease liabilities	1,132,783	2,637,381
Weighted-average remaining lease term (in years):
Operating leases	1.65	1.74
Weighted-average discount rate:
Operating leases	7.61%	4.94%

Future minimum lease payments for operating leases as of June 30, 2026, are as follows:

Operating leases
2027	1,860,159
2028	832,812
2029	289,949
Total minimum lease payments	2,982,920
Less: imputed interest	(597,971)
Total lease liability balance	2,384,949

Minimum payments related to leases not yet commenced as of June 30, 2026	26,817